Supplemental condensed consolidating financial information - Cash Flow (Details) (USD $) In Millions	3 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	$ 503	$ 154
Net income/(loss)	243	181
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	6	12
Depreciation, depletion and amortization	192	175
Impairment of assets (see note D)	1	9
Deferred taxation	69	16
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(16)	(168)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	7	9
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	(66)	(46)
Inventories	1	(24)
Accounts payable and other current liabilities	66	(10)
Net cash (used)/generated in investing activities	(269)	(116)
Increase in non-current investments	(55)	(28)
Additions to property, plant and equipment	(234)	(169)
Proceeds on sale of mining assets	2	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates	0	1
Cash inflows from derivatives purchased	0	76
Proceeds on disposal of subsidiary	9	0
Loans receivable advanced	0	(5)
Cash of subsidiary disposed	(11)	0
Change in restricted cash	5	0
Net cash generated by financing activities	(194)	(405)
Repayments of debt	(152)	(352)
Issuance of stock	1	0
Proceeds from debt	0	35
Cash (outflows)/inflows from derivatives with financing	0	(53)
Dividends (Paid)/Received	(43)	(35)
Net increase/(decrease) in cash and cash equivalents	40	(367)
Effect of exchange rate changes on cash	(7)	0
Cash and cash equivalents - January 1,	575	1,100
Cash and cash equivalents ? March 31,	619	733
Cash and cash equivalents - January 1, 2011	586
Cash and cash equivalents of held for sale assets - January 1, 2011	11
Parent Company [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	272	(24)
Net income/(loss)	237	169
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	(13)	6
Depreciation, depletion and amortization	94	89
Impairment of assets (see note D)	1	0
Deferred taxation	56	2
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(165)	(212)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	2	1
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	75	(43)
Receivables	(3)	(7)
Inventories	3	(22)
Accounts payable and other current liabilities	(15)	(7)
Net cash (used)/generated in investing activities	(85)	(52)
Increase in non-current investments	0	(2)
Additions to property, plant and equipment	(95)	(82)
Proceeds on sale of mining assets	1	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		1
Cash inflows from derivatives purchased		31
Proceeds on disposal of subsidiary	9
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	(154)	(45)
Repayments of debt	(99)	0
Issuance of stock	1	0
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		(1)
Dividends (Paid)/Received	(56)	(44)
Net increase/(decrease) in cash and cash equivalents	33	(121)
Effect of exchange rate changes on cash	(4)	1
Cash and cash equivalents - January 1,	152	231
Cash and cash equivalents ? March 31,	181	111
Iomco [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	41	(29)
Net income/(loss)	83	39
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	0	3
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	(113)	(62)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	57	(13)
Receivables	0	3
Inventories	0	0
Accounts payable and other current liabilities	14	1
Net cash (used)/generated in investing activities	(19)	(8)
Increase in non-current investments	(19)	(8)
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	20	(276)
Repayments of debt	(50)	(350)
Issuance of stock	40	35
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	30	39
Net increase/(decrease) in cash and cash equivalents	42	(313)
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	114	578
Cash and cash equivalents ? March 31,	156	265
Non Guarantor Subsidiaries [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	216	225
Net income/(loss)	179	112
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	8	6
Depreciation, depletion and amortization	98	86
Impairment of assets (see note D)	0	9
Deferred taxation	13	14
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	43	(18)
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	5	8
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	(132)	56
Receivables	(63)	(42)
Inventories	(2)	(2)
Accounts payable and other current liabilities	67	(4)
Net cash (used)/generated in investing activities	(165)	(56)
Increase in non-current investments	(36)	(18)
Additions to property, plant and equipment	(139)	(87)
Proceeds on sale of mining assets	1	2
Proceeds on sale of investments	15	7
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		45
Proceeds on disposal of subsidiary	0
Loans receivable advanced		(5)
Cash of subsidiary disposed	(11)
Change in restricted cash	5
Net cash generated by financing activities	(86)	(102)
Repayments of debt	(3)	(2)
Issuance of stock	(40)	(35)
Proceeds from debt		35
Cash (outflows)/inflows from derivatives with financing		(52)
Dividends (Paid)/Received	(43)	(48)
Net increase/(decrease) in cash and cash equivalents	(35)	67
Effect of exchange rate changes on cash	(3)	(1)
Cash and cash equivalents - January 1,	309	291
Cash and cash equivalents ? March 31,	282	357
Cash and cash equivalents - January 1, 2011	320
Cash and cash equivalents of held for sale assets - January 1, 2011	11
Consolidation Eliminations [Member]
Statement of Cash Flows [Line Items]
Net cash provided by/(used) in operating activities	(26)	(18)
Net income/(loss)	(256)	(139)
Reconciled to net cash provided by operations:
Loss/(profit) on sale of assets, realization of loans, indirect taxes and other	11	(3)
Depreciation, depletion and amortization	0	0
Impairment of assets (see note D)	0	0
Deferred taxation	0	0
Other Non Cash Items Including Income From Affiliates And Movement In Non Hedge Derivatives	219	124
Net Increase In Provision For Environmental Rehabilitation Pension And Other Postretirement Medical Benefits	0	0
Effect of changes in operating working capital items:
Net Movement Inter Group Receivables And Payables	0	0
Receivables	0	0
Inventories	0	0
Accounts payable and other current liabilities	0	0
Net cash (used)/generated in investing activities	0	0
Increase in non-current investments	0	0
Additions to property, plant and equipment	0	0
Proceeds on sale of mining assets	0	0
Proceeds on sale of investments	0	0
Proceeds on disposal of associates		0
Cash inflows from derivatives purchased		0
Proceeds on disposal of subsidiary	0
Loans receivable advanced		0
Cash of subsidiary disposed	0
Change in restricted cash	0
Net cash generated by financing activities	26	18
Repayments of debt	0	0
Issuance of stock	0	0
Proceeds from debt		0
Cash (outflows)/inflows from derivatives with financing		0
Dividends (Paid)/Received	26	18
Net increase/(decrease) in cash and cash equivalents	0	0
Effect of exchange rate changes on cash	0	0
Cash and cash equivalents - January 1,	0	0
Cash and cash equivalents ? March 31,	$ 0	$ 0